Intangible assets - Schedule of Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	R$ 1,087,484	R$ 1,016,556	R$ 961,000
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	753,502	753,502
Airport operating licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	82,196	82,196
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	251,786	180,858
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,325,602	1,193,155
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	753,502	753,502
Cost [member] | Airport operating licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	82,196	82,196
Cost [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	489,904	357,457
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(238,118)	(176,599)
Accumulated amortization [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	R$ (238,118)	R$ (176,599)